Fair Value Measurements (Details) - Schedule of Changes in Fair Value - Forward Purchase Agreement Liability [Member]	9 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Carrying Value at March 29, 2023	$ 86,369
Change in Fair Value	(86,369)
Carrying Value at June 30, 2023